Disaggregation of Revenues (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2023	Dec. 31, 2022
Revenues [Abstract]
Schedule of Disaggregated Revenue	The Company’s disaggregated revenue by product type is as follows (in thousands):
	For the Three Months Ended		For the Nine Months Ended
	September 30	September 30	September 30	September 30
	2023	2022	2023	2022
Appliance sales	$70,620	$136,044	$234,797	$402,835
Furniture and other sales	7,198	7,522	26,221	27,875

Total	$77,818	$141,566	$261,018	$430,710
The Company’s disaggregated revenue by product type is as follows (in thousands):
	For the Years Ended
	December 31,	December 31,
	2022	2021

Appliance sales	$500,506	$313,456
Furniture and other sales	33,878	32,269

Total	$534,474	$345,725